VictoryShares US Value Momentum ETF Expense Example - VictoryShares US Value Momentum ETF - VictoryShares US Value Momentum ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	136
Expense Example, with Redemption, 10 Years	$ 313